Share-based Compensation - Additional information (Details) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($)	Sep. 30, 2026 USD ($) Plan shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan				2
UnrecognizedAllocatedShareBasedCompensationExpenses | $	$ 59,187			$ 59,187
Share-based compensation | $	$ 14,918	$ 5,895		$ 55,126	$ 24,811
Common Stock, Shares Authorized	1,600,000,000			1,600,000,000		1,600,000,000
Preferred stock, shares authorized	233,333,333			233,333,333
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, number of shares Granted	0	0		0	0
Short Term Incentive Program
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $	$ 2,892			$ 9,909
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $	$ 2,698			$ 14,884
2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of additional shares authorized for issuance				3,875,726
Number of shares authorized	19,085,438			19,085,438
Conversion of liability award to equity | $			$ 7,329
Internal performance targets			50.00%
2021 Plan | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual Life				10 years
Share-based payment award, number of shares Granted	166,666			166,666
2026 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of additional shares authorized for issuance				18,000,000
Employee Share Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted Stock Percentage				25.00%
StockIssuedDuringPeriodSharesTreasuryStockReissued	41,762	23,858		114,802	70,643
2018 Pi Jersey Topco Limited Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based Compensation Liability | $	$ 2,428			$ 2,428		$ 2,428
Minimum [Member] | Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets				0.00%
Maximum [Member] | Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets				200.00%
Maximum [Member] | Employee Share Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares Authorized	2,083,333			2,083,333